Related Party Transactions and Arrangements (Fees Paid in Connection With the Operations of the Company) (Details) - USD ($)					3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 06, 2016	Sep. 05, 2016	Jul. 20, 2015	Apr. 29, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Apr. 15, 2015
Related Party Transaction [Line Items]
Asset management fees to related party					$ 4,500,000	$ 4,413,000		$ 13,500,000	$ 8,509,000	$ 0	$ 13,009,000	$ 0
American Realty Capital Advisors V, LLC [Member] | Contract Purchase Price [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Antidilutive shares (in shares)												703,796		75,430
Realty Capital Securities, LLC [Member] | Transaction Value [Member] | Dealer Manager [Member]
Related Party Transaction [Line Items]
Listing advisory fee earned											0.25%
Total commissions and fees from the Dealer Manager [Member]
Related Party Transaction [Line Items]
Share Price (in dollars per share)											$ 22.50
Total commissions and fees from the Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Dealer Manager [Member]
Related Party Transaction [Line Items]
Asset management fees to related party										143,009,000	$ 0	$ (3,000)	[1]
American Realty Capital Advisors V, LLC [Member] | Contract Purchase Price [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Acquisition fees earned by related party percentage					1.00%			1.00%			1.00%
Financing advance fees earned by related party percentage					1.00%			1.00%			1.00%
Expected third party acquisition costs reimbursable					0.50%			0.50%			0.50%
Acquisition fees and acquisition related expenses					4.50%			4.50%
Quarterly asset management fee earned					0.1875%			0.1875%			0.1875%
Antidilutive shares (in shares)								1,052,420			1,052,420
American Realty Capital Advisors V, LLC [Member] | Advance on Loan or Other Investment [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Financing advance fees earned by related party percentage					4.50%			4.50%
Expected third party acquisition costs reimbursable					0.50%			0.50%			0.50%
American Realty Capital Advisors V, LLC [Member] | Contract Purchase Price, All Assets Acquired [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Acquisition fees and acquisition related expenses					1.50%			1.50%
American Realty Capital Advisors V, LLC [Member] | Amount Available or Outstanding Under Financing Arrangement [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Financing coordination fees earned					0.75%			0.75%			0.75%
American Realty Capital Advisors V, LLC [Member] | Maximum [Member] | Contract Purchase Price [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Acquisition fees and acquisition related expenses											4.50%
American Realty Capital Advisors V, LLC [Member] | Maximum [Member] | Advance on Loan or Other Investment [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Financing advance fees earned by related party percentage											4.50%
American Realty Capital Advisors V, LLC [Member] | Maximum [Member] | Contract Purchase Price, All Assets Acquired [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Acquisition fees and acquisition related expenses											1.50%
American Realty Capital Advisors V, LLC [Member] | Annual Targeted Investor Return [Member] | Pre-tax Non-compounded Return on Capital Contribution [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Cumulative capital investment return											6.00%
Advisory Agreement [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Related party transaction term				20 years
Annual Asset Management Fee as Percentage of Assets [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Annual asset management fee percentage															0.75%
Base Management Fee [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Quarterly payments			$ 1,500,000
Quarterly payments, percent of net proceeds from equity financing	1.25%	0.375%	0.375%
Related Party Transaction, Amounts of Transaction		$ 18,000,000
Annual Subordinated Performance Fee [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Percent of earnings in excess of benchmark one			15.00%
Earnings per share used in calculation, benchmark one			$ 0.375
Percent of earnings in excess of benchmark two			10.00%
Earnings per share used in calculation, benchmark two			$ 0.50
Administrative Services [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Asset management fees to related party					$ 800,000	400,000	$ 0	$ 2,200,000	400,000	0	$ 1,200,000	0
Absorbed General and Administrative Expenses [Member] | American Realty Capital Advisors V, LLC [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Asset management fees to related party										100,000	0	0
Lease Commissions [Member] | American Realty Capital Advisors V, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction					$ 0	$ 0		1,300,000	0
Real Estate Commissions [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Asset management fees to related party								$ 600,000	$ 0
Total commissions and fees from the Dealer Manager [Member]
Related Party Transaction [Line Items]
Share Price (in dollars per share)					$ 22.50			$ 22.50
Annual Targeted Investor Return [Member] | American Realty Capital Advisors V, LLC [Member] | Pre-tax Non-compounded Return on Capital Contribution [Member] | Advisor [Member]
Related Party Transaction [Line Items]
Cumulative capital investment return					6.00%			6.00%
Incurred [Member]
Related Party Transaction [Line Items]
Asset management fees to related party										21,966,000	25,782,000	19,222,000
Incurred [Member] | One-time fees and reimbursements [Member] | Transaction fees [Member]
Related Party Transaction [Line Items]
Asset management fees to related party										$ 4,423,000	$ 0	$ 0

[1]	During the year ended December 31, 2014, the Company incurred reimbursement of selling commissions and dealer manager fees as a result of share purchase cancellations related to common stock sales prior to the close of the IPO.